The Nature of Expenses	12 Months Ended
Dec. 31, 2023
The Nature of Expenses
The Nature of Expenses

Note 30.  The Nature of Expenses

(a)	Depreciation of property, plant and equipment

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Recognized in cost of revenues	$6,093	5,586	4,680
Recognized in operating expenses	13,511	14,378	15,248
	$19,604	19,964	19,928

(b)	Amortization of intangible assets

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Recognized in cost of revenues	$78	93	72
Recognized in operating expenses	1,660	1,285	322
	$1,738	1,378	394

(c)	Employee benefits expense

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Salary	$126,976	142,564	125,813
Labor and health insurance	7,232	7,421	7,548
Pension	5,993	6,527	6,588
Others	6,608	6,431	6,545
	$146,809	162,943	146,494

Employee benefits expense summarized by function
Recognized in cost of revenues	$7,856	6,273	4,515
Recognized in operating expenses	138,953	156,670	141,979
	$146,809	162,943	146,494